Educational Contents, Net (Tables)	12 Months Ended
Dec. 31, 2023
Educational Contents Net [Abstract]
Schedule of Educational Contents Net	Educational contents, net consist of the following:
	December 31, 2022	December 31, 2023
	RMB	RMB
Produced educational contents	66,037,733	—
Licensed copyrights	219,658,471	—
Less: Accumulated amortization	(71,254,389)	—
	214,441,814	—